OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	19. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2025	31 December 2024
	£m	£m
Structured Notes Programmes	331	355
Structured deposits	639	605
Zero Amortising Guaranteed Notes	91	95
	1,061	1,055